Accounts Payable (Details) - Schedule of the Amount of Accounts Payable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule Of The Amount Of Accounts Payable Abstract
Payable of projects	$ 3,140,756
Park facilities	1,119,064
Total	$ 4,259,820